UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York         May 16, 2005
-----------------------------      -------------------      ----------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                 11
                                               -------------

Form 13F Information Table Value Total:             236209
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             13F File Number                 Name

NONE


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


                                                    Form 13F INFORMATION TABLE


         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
AGL RES INC                  COM            001204106   14605      418100    SH      SOLE                418100   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AMEREN CORP                  COM            023608102   11527      235200    SH      SOLE                235200   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AMERICAN ELEC PWR INC        COM            025537101   26444      776400    SH      SOLE                776400   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
CMS ENERGY CORP              COM            125896100   30080      2306800   SH      SOLE                2306800  0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
CONSTELLATION ENERGY
 GROUP I                     COM            210371100   27753      536800    SH      SOLE                536800   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
EDISON INTL                  COM            281020107   23846      686800    SH      SOLE                686800   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
NRG ENERGY INC               COM NEW        629377508   31948      935500    SH      SOLE                935500   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
PUGET ENERGY INC NEW         COM            745310102   8689       394200    SH      SOLE                394200   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
SIERRA PAC RES NEW           COM            826428104   34988      3254700   SH      SOLE                3254700  0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
TECO ENERGY INC              COM            872375100   12612      804307    SH      SOLE                804307   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
UGI CORP NEW                 COM            902681105   13717      302000    SH      SOLE                302000   0      0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------



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